Loans Receivable from Franchisees, Net (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Loans Receivable from Franchisees, Net [Line Items]
Maturity period	180 days
Past Due [Member]
Loans Receivable from Franchisees, Net [Line Items]
Financing receivable past due	$ 835,616	$ 947,042
Franchise [Member]
Loans Receivable from Franchisees, Net [Line Items]
Financing receivable past due	$ 826,095